Investments and Derivative Instruments (Sales of Available-for-Sale Securities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed maturities, AFS [Member]
Available for-sale-securities, Gross Realized Gain (Loss)
Sale proceeds	$ 41,442	$ 36,956	$ 46,482
Gross gains	845	617	706
Gross losses	(416)	(381)	(452)
Equity Securities, AFS [Member]
Available for-sale-securities, Gross Realized Gain (Loss)
Sale proceeds	295	239	325
Gross gains	34	59	24
Gross losses	$ (20)	$ 0	$ (16)